Long-term Debt - JPM Credit Agreement (Details) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended		3 Months Ended	6 Months Ended	12 Months Ended
	Dec. 31, 2020	Mar. 31, 2020	Jun. 30, 2021	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019	Jul. 05, 2017
Debt Instrument [Line Items]
Warrants to purchase shares of common stock						3,386,246
Unamortized debt discount	$ 118				$ 118
Evolv Technologies Holdings, Inc.
Debt Instrument [Line Items]
Loss on extinguishment of debt			$ (11,820)	$ (11,820)	$ (66)	$ (679)
Warrants to purchase shares of common stock	5,127,237	740,991	5,127,237	5,127,237	5,127,237
Warrants exercise price		$ 0.15
Fair value of warrants		$ 100
Debt issuances costs		100
Unamortized debt discount	$ 118		$ 70	$ 70	$ 118
Evolv Technologies Holdings, Inc. | JPM Credit Agreement
Debt Instrument [Line Items]
Face amount of debt	$ 10,000				10,000
Repayments of debt					5,000
Loss on extinguishment of debt					$ 100
Warrants to purchase shares of common stock	1,000,000				1,000,000
Warrants exercise price	$ 0.16				$ 0.16
Fair value of warrants	$ 100				$ 100
Debt issuances costs					$ 100
Unamortized debt discount			100	100
Interest expense			200	300
Amortization of the debt discount			$ 100	$ 100
Interest rate	4.50%		4.50%	4.50%	4.50%
Interest rate in effect	5.50%				5.50%
Amount drawn			$ 5,400	$ 5,400
Evolv Technologies Holdings, Inc. | Revolving line of credit outstanding
Debt Instrument [Line Items]
Face amount of debt	$ 10,000	7,000			$ 10,000		$ 1,000
Maximum borrowing capacity	$ 10,000	7,000			10,000		$ 1,000
Repayments of debt					3,000
Loss on extinguishment of debt					$ 100
Interest rate	4.50%				4.50%
Evolv Technologies Holdings, Inc. | 2020 SVB Term Loan
Debt Instrument [Line Items]
Face amount of debt	$ 5,000	5,000			$ 5,000
Repayments of debt	$ 8,000	$ 3,100
Warrants to purchase shares of common stock			740,991	740,991
Warrants exercise price			$ 0.15	$ 0.15
Fair value of warrants			$ 100	$ 100
Debt issuances costs				$ 100
Interest expense					$ 100
Interest rate			5.00%	5.00%
Evolv Technologies Holdings, Inc. | Wall Street Journal Prime Rate
Debt Instrument [Line Items]
Warrants to purchase shares of common stock	1,000,000				1,000,000
Warrants exercise price	$ 0.16				$ 0.16
Fair value of warrants	$ 100				$ 100
Debt issuances costs					$ 200
Evolv Technologies Holdings, Inc. | Wall Street Journal Prime Rate | JPM Credit Agreement
Debt Instrument [Line Items]
Spread on variable rate					2.25%
Debt issuances costs					$ 100
Unamortized debt discount	200				200
Accrued interest, current	$ 100				100
Interest expense					300
Amortization of the debt discount					$ 100
Interest rate	5.50%				5.50%
Amount drawn	$ 3,500				$ 3,500
Evolv Technologies Holdings, Inc. | Wall Street Journal Prime Rate | Revolving line of credit outstanding
Debt Instrument [Line Items]
Spread on variable rate					1.25%
Interest rate	4.50%				4.50%
Evolv Technologies Holdings, Inc. | Wall Street Journal Prime Rate | 2020 SVB Term Loan
Debt Instrument [Line Items]
Spread on variable rate		0.50%
Interest rate		5.00%	0.50%	0.50%
Evolv Technologies Holdings, Inc. | Maximum | JPM Credit Agreement
Debt Instrument [Line Items]
Debt issuances costs				$ 200
Interest rate	5.50%		5.50%	5.50%	5.50%
Evolv Technologies Holdings, Inc. | Maximum | Wall Street Journal Prime Rate | JPM Credit Agreement
Debt Instrument [Line Items]
Interest rate	2.25%				2.25%